LEGAL INFORMATION (Details)	12 Months Ended
	Dec. 31, 2022 ARS ($) Plant facility Vote $ / shares shares	Dec. 31, 2021 ARS ($) shares	Dec. 31, 2020	Dec. 31, 1994
Disclosure of general information about financial statements [line items]
Fiscal year	98 years
Number of factories | facility	8
Number of plants | Plant	13
Proportion of ownership interest in subsidiary	16.00%
Percentage of voting interest transferred by the latter to the workers through a trust	4.00%
Capital | $	$ 59,602,649	$ 59,603,000
Number of common shares issued (in shares) | shares	596,026,490	596,026,000
Par value per share (in pesos per share) | $ / shares	$ 0.10
Number of votes per share | Vote	1
InterCement Trading e Inversiones S.A.
Disclosure of general information about financial statements [line items]
Percentage of ownership held by parent company	51.0437%
Cofesur S.A.U
Disclosure of general information about financial statements [line items]
Proportion of ownership interest in subsidiary	80.00%
Ferrosur Roca S.A.
Disclosure of general information about financial statements [line items]
Proportion of ownership interest in subsidiary	80.00%	80.00%	80.00%
Concession period				30 years